Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [line items]
Revenues		$ 365,704	$ 324,253	[1]	$ 325,899	[1]
(Loss) / income		(208,445)	(429,152)	[1]	23,111	[1]
Other comprehensive (loss) / income		41,428	9,079		(24,347)
Total comprehensive income/(loss) for the year		309,548	(384,923)		71,545
Depreciation and amortization		178,461	172,381		27,040
Income taxes		72,809	2,252	[1]	9,043	[1]
Qoros [Member]
Disclosure of associates [line items]
Revenues	[2]	280,079	377,456		232,114
(Loss) / income	[2],[3]	(242,395)	(285,069)		(392,427)
Other comprehensive (loss) / income	[2],[3]	31	7		(19)
Total comprehensive income/(loss) for the year	[2]	(242,364)	(285,062)		(392,446)
Kenon's share of comprehensive (loss) / income	[2]	(121,182)	(142,531)		(196,223)
Adjustments	[2]	(16)	(3)
Kenon's share of comprehensive (Loss) / Income presented in the books	[2]	(121,198)	(142,534)		(196,223)
Depreciation and amortization		102,000	119,000		75,000
Interest income		2,000	2,000		2,000
Interest expense		50,000	63,000		2,000
Income taxes		14	37		92
ZIM [Member]
Disclosure of associates [line items]
Revenues		2,978,291	2,539,296		2,991,135
(Loss) / income	[3]	6,235	(168,290)		2,253
Other comprehensive (loss) / income	[3]	(3,871)	(12,351)		(1,948)
Total comprehensive income/(loss) for the year		2,364	(180,641)		305
Kenon's share of comprehensive (loss) / income		756	(57,805)		98
Adjustments		8,538	9,856		9,418
Kenon's share of comprehensive (Loss) / Income presented in the books		$ 9,294	$ (47,949)		9,516
Tower [Member]
Disclosure of associates [line items]
Revenues	[4]				461,778
(Loss) / income	[3],[4]				(737)
Other comprehensive (loss) / income	[3],[4]
Total comprehensive income/(loss) for the year	[4]				(737)
Kenon's share of comprehensive (loss) / income	[4]				(189)
Adjustments	[4]				(609)
Kenon's share of comprehensive (Loss) / Income presented in the books	[4]				$ (798)

[1]	Restated (See note 2.E and 28)
[2]	Qoros is a joint venture (See Note 10.C.b). The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during the year were $102 million, $2 million, $50 million and $14 thousand (2016: $119 million, $2 million, $63 million and $37 thousand; 2015: $75 million, $2 million, $2 million and $92 thousand) respectively.
[3]	Excludes portion attributable to non-controlling interest.
[4]	Distributed as dividend-in-kind in July 2015 (see Note 10.C.c). Results of operations for 2015 corresponds to the six months ended June 30, 2015.